Note D - Loans and Allowance for Loan Losses - Allowance for Loan Losses and the Recorded Investment of Loans Based on Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Individually evaluated for impairment	$ 98	$ 94
Collectively evaluated for impairment	6,630	7,405
Total ending allowance balance	6,728	7,499	$ 7,699	$ 6,648
Loans individually evaluated for impairment	12,618	18,108
Loans collectively evaluated for impairment	764,434	751,211
Total ending loans balance	777,052	769,319
Residential Portfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment	1,583	1,470
Total ending allowance balance	1,583	1,470	939	1,087
Loans individually evaluated for impairment	1,667	1,420
Loans collectively evaluated for impairment	302,412	307,743
Total ending loans balance	304,079	309,163
Commercial Real Estate Portfolio Segment [Member]
Individually evaluated for impairment	98	94
Collectively evaluated for impairment	2,088	2,884
Total ending allowance balance	2,186	2,978	4,315	1,959
Loans individually evaluated for impairment	3,835	7,333
Loans collectively evaluated for impairment	212,525	206,113
Total ending loans balance	216,360	213,446
Commercial and Industrial Portfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment	1,063	1,024
Total ending allowance balance	1,063	1,024	907	2,589
Loans individually evaluated for impairment	7,116	9,154
Loans collectively evaluated for impairment	106,127	97,935
Total ending loans balance	113,243	107,089
Consumer Portfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment	1,896	2,027
Total ending allowance balance	1,896	2,027	$ 1,538	$ 1,013
Loans individually evaluated for impairment		201
Loans collectively evaluated for impairment	143,370	139,420
Total ending loans balance	$ 143,370	$ 139,621